Impairment Charges / (Reversals) - Summary of Impairment Charges on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (32)	€ (58)	€ (119)
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(17)	(42)	(109)
Corporate [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(13)	(14)	€ (9)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (2)	€ (2)